Equity - dividends (Details) - EUR (€) € / shares in Units, € in Millions	Mar. 02, 2021	Jan. 29, 2021	Jan. 04, 2021	Sep. 14, 2020	May 13, 2020	Dec. 17, 2019
Dividend type [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	€ 0.32		€ 1.84		€ 0.70
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	€ 1,000		€ 2,900	€ 2,900	€ 1,100	€ 5,500
Dividends paid, ordinary shares		€ 2,900